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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended: March 31, 2004


Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):

                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                   R. G. Niederhoffer Capital Management, Inc.

Address:                1700 Broadway
                        39th Floor
                        New York, NY 10019

Form 13F File Number:   28-10392


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy G. Niederhoffer

Title:    President

Phone:    (212) 245-0400

Signature, Place, and Date of Signing:

 /s/ Roy G. Niederhoffer           New York, New York          June 15, 2004
-------------------------       ------------------------    -------------------
      Signature                      [City, State]                 [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None






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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   54

Form 13F Information Table Value Total:   130673
                                          (thousands)

List of Other Included Managers:          None






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                           FORM 13F INFORMATION TABLE


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
===================================================================================================================================
Column 1:               Column 2:    Column 3:  Column 4:          Column 5:         Column 6:   Column 7         Column 8
NAME OF ISSUER          TITLE OF                  VALUE     SHRS OR    SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
                        CLASS        CUSIP      (x$1000)   PRN. AMT    PRN   CALL   DISCRETION   MANAGER:  SOLE     SHARED     NONE
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories         COM       2824100      1184       28800     SH             SOLE                SOLE
Altria Group                COM     02209S103      1704       31300     SH             SOLE                SOLE
Amer Express                COM      25816109      1965       37900     SH             SOLE                SOLE
American Int'l Group        COM      26874107      3889       54500     SH             SOLE                SOLE
Amgen                       COM      31162100       779       13400     SH             SOLE                SOLE
Anthem                      COM     03674B104       335        3700     SH             SOLE                SOLE
Bank of New York            COM      64057102       224        7100     SH             SOLE                SOLE
Bank One                    COM     06423A103      1418       26000     SH             SOLE                SOLE
Boeing Co                   COM      97023105       366        8900     SH             SOLE                SOLE
BP PLC                      ADR      55622104       317        6200     SH             SOLE                SOLE
Bristol-Myers               COM     110122108      5970      246400     SH             SOLE                SOLE
Capital One Fin             COM     14040H105       234        3100     SH             SOLE                SOLE
Caremark Rx                 COM     141705103       552       16600     SH             SOLE                SOLE
Centex                      COM     152312104      6239      115400     SH             SOLE                SOLE
Chevrontexaco               COM     166764100      6979       79500     SH             SOLE                SOLE
Citigroup                   COM     172967101       636       12300     SH             SOLE                SOLE
Conocophillips              COM     20825C104      3805       54500     SH             SOLE                SOLE
Costco Wholesale            COM     22160K105       233        6200     SH             SOLE                SOLE
Disney                      COM     254687106      6805      272300     SH             SOLE                SOLE
DuPont                      COM     263534109      1292       30600     SH             SOLE                SOLE
Eli Lilly                   COM     532457108      6349       94900     SH             SOLE                SOLE
Exxon Mobil                 COM     30231G102      1576       37900     SH             SOLE                SOLE
Federal Home Loan           COM     313400301       850       14400     SH             SOLE                SOLE
First Data                  COM     319963104      6307      149600     SH             SOLE                SOLE
Fleet Boston Fin            COM     339030108      1549       34500     SH             SOLE                SOLE
Freeport-McMoran        CLASS B     35671D857      4593      117500     SH             SOLE                SOLE
Genentech                   COM     368710406       243        2300     SH             SOLE                SOLE
Goldman Sachs               COM     38141G104       313        3000     SH             SOLE                SOLE
Guidant                     COM     401698105       748       11800     SH             SOLE                SOLE
Halliburton                 COM     406216101       225        7400     SH             SOLE                SOLE
Harley-Davidson             COM     412822108       267        5000     SH             SOLE                SOLE
JP Morgan Chase             COM     46625H100       487       11600     SH             SOLE                SOLE
Lehman Brothers             COM     524908100      2022       24400     SH             SOLE                SOLE
McDonalds                   COM     580135101       351       12300     SH             SOLE                SOLE
Medimmune                   COM     584699102       695       30100     SH             SOLE                SOLE
Medtronic                   COM     585055106      7626      159700     SH             SOLE                SOLE
Merrill Lynch               COM     590188108       697       11700     SH             SOLE                SOLE
Morgan Stanley              COM     617446448      7088      123700     SH             SOLE                SOLE
Nextel Comm             CLASS A     65332V103      5768      233900     SH             SOLE                SOLE
Nokia                       ADR     654902204       444       21900     SH             SOLE                SOLE
Pepsico                     COM     713448108       695       12900     SH             SOLE                SOLE
Phelps Dodge                COM     717265102       188        2300     SH             SOLE                SOLE
Qualcomm                    COM     747525103       491        7400     SH             SOLE                SOLE
Schlumberger                COM     806857108      5919       92700     SH             SOLE                SOLE
St. Jude Medical            COM     790849103       692        9600     SH             SOLE                SOLE
Starbucks                   COM     855244109       201        5300     SH             SOLE                SOLE
Target                      COM     87612E106      1761       39100     SH             SOLE                SOLE
Teva Pharm                  ADR     881624209       608        9600     SH             SOLE                SOLE
United Parcel           CLASS B     911312106       524        7500     SH             SOLE                SOLE
Unitedhealth Group          COM     91324P102      4787       74300     SH             SOLE                SOLE
Verizon Comm                COM     92343V104      5498      150500     SH             SOLE                SOLE
Wachovia                    COM     929903102      4606       98000     SH             SOLE                SOLE
Washington Mutual           COM     939322103      4518      105800     SH             SOLE                SOLE
Wells Fargo                 COM     949746101      7061      124600     SH             SOLE                SOLE


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